Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Trade Accounts Receivable, Net
Trade Accounts Receivable, Net

4.         Trade Accounts Receivable, Net

Trade receivable consists of receivables resulting from sales of products during the normal course of business.  Trade accounts receivable at end of years presented consisted of the following:

	As of December 31,
	2016	2017	2017
	(RMB)	(RMB)	($)
Trade accounts receivable	415,621,572	509,737,390	78,010,681
Less: Allowance for doubtful accounts	—	—	—

Total trade accounts receivable, net	415,621,572	509,737,390	78,010,681

As of December 31, 2016 and 2017, no trade accounts receivables were pledged as collateral for borrowings from financial institutions.